Earnings (Loss) Per Share (Tables)	12 Months Ended
Dec. 31, 2022
Earnings (Loss) Per Share Table [Abstract]
Schedule of net earnings (loss) per basic and diluted share
	Year Ended December 31,
	2022	2021
Numerator:
Net loss	$(28,260,571)	$(15,127,629)
Less: deemed dividend for Earnout Shares	(4,957,366)	—
Net loss attributable to common stockholders	$(33,217,937)	$(15,127,629)
Denominator:
Weighted average shares used to compute basic and diluted EPS	18,982,139	9,637,962

Basic and diluted earnings (loss) per share	$(1.75)	$(1.57)

Anti-dilutive securities excluded from shares outstanding:
Stock options	3,506,184	3,949,158
Restricted and performance stock units	3,134,677	—
Warrants	18,722,425	—
Earnout shares	7,499,993	—
Debentures	2,922,425	—
Total	35,785,704	3,949,158